Derivative instruments and hedging activities - Schedule of information about written credit derivatives by external credit rating of underlying asset (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2025	Mar. 31, 2025
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 123,923	¥ 28,375
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		16,864	11,480
Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		105,686	15,488
Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,266	1,236
Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		107	171
AAA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		145	603
AAA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		106	571
AAA [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		39	32
AAA [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AAA [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,642	1,893
AA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,570	1,855
AA [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		976	38
AA [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		96
A [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		11,429	7,470
A [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,585	3,488
A [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,810	3,958
A [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		34	24
A [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
BBB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		25,515	15,344
BBB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,674	4,213
BBB [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		18,335	10,256
BBB [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		506	748
BBB [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			127
BB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		81,315	952
BB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,101	655
BB [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		80,013	277
BB [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		190	20
BB [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		11
Other [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	1,877	2,113
Other [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	828	698
Other [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	513	927
Other [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	536	444
Other [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]		¥ 44

[1]	Other includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a credit rating is unavailable.